REGULATORY FRAMEWORK (Details 4) - Thermal Generation [Member]	12 Months Ended
Dec. 31, 2025
IfrsStatementLineItems [Line Items]
Percentage of available capacity remuneration dispatched	100.00%
Later than one year [member]
IfrsStatementLineItems [Line Items]
Percentage of available capacity remuneration non-dispatched	80.00%
Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Percentage of available capacity remuneration non-dispatched	40.00%
Later than one year and not later than three years [member]
IfrsStatementLineItems [Line Items]
Percentage of available capacity remuneration non-dispatched	0.00%